CTIVP® – Westfield Select Large Cap Growth Fund
Third Quarter Report
September 30, 2025 (Unaudited)
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
CTIVP® – Westfield Select Large Cap Growth Fund, September 30, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 98.4%
Issuer	Shares	Value ($)
Communication Services 14.2%
Entertainment 2.0%
Netflix, Inc.(a)	29,260	35,080,399
Interactive Media & Services 12.2%
Alphabet, Inc., Class A	420,120	102,131,172
Meta Platforms, Inc., Class A	155,065	113,876,635
Total		216,007,807
Total Communication Services		251,088,206
Consumer Discretionary 9.0%
Automobiles 2.6%
Tesla, Inc.(a)	102,990	45,801,713
Broadline Retail 4.8%
Amazon.com, Inc.(a)	387,044	84,983,251
Specialty Retail 1.6%
AutoZone, Inc.(a)	6,723	28,843,283
Total Consumer Discretionary		159,628,247
Financials 4.2%
Banks 2.2%
Bank of America Corp.	769,530	39,700,053
Capital Markets 2.0%
Ares Management Corp., Class A	218,120	34,875,207
Total Financials		74,575,260
Health Care 8.5%
Biotechnology 6.6%
Ascendis Pharma A/S ADR(a)	507,382	100,872,615
Legend Biotech Corp., ADR(a)	467,286	15,238,197
Total		116,110,812
Pharmaceuticals 1.9%
Eli Lilly & Co.	45,485	34,705,055
Total Health Care		150,815,867
Common Stocks (continued)
Issuer	Shares	Value ($)
Industrials 17.0%
Aerospace & Defense 7.2%
Axon Enterprise, Inc.(a)	80,250	57,590,610
Howmet Aerospace, Inc.	253,160	49,677,587
TransDigm Group, Inc.	15,735	20,739,044
Total		128,007,241
Construction & Engineering 3.8%
Comfort Systems U.S.A., Inc.	56,050	46,251,339
Quanta Services, Inc.	48,513	20,104,757
Total		66,356,096
Electrical Equipment 4.3%
Bloom Energy Corp., Class A(a)	314,440	26,592,191
GE Vernova, Inc.	79,620	48,958,338
Total		75,550,529
Trading Companies & Distributors 1.7%
FTAI Aviation Ltd.	185,160	30,895,798
Total Industrials		300,809,664
Information Technology 44.3%
Electronic Equipment, Instruments & Components 1.4%
Coherent Corp.(a)	235,320	25,348,670
IT Services 1.3%
Snowflake, Inc., Class A(a)	101,900	22,983,545
Semiconductors & Semiconductor Equipment 20.4%
Broadcom, Inc.	245,540	81,006,102
Marvell Technology, Inc.	297,060	24,973,834
NVIDIA Corp.	1,229,690	229,435,560
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	89,720	25,057,899
Total		360,473,395
Software 14.3%
CommVault Systems, Inc.(a)	119,130	22,489,361
Microsoft Corp.	296,622	153,635,365
Palantir Technologies, Inc., Class A(a)	138,210	25,212,268
Procore Technologies, Inc.(a)	278,650	20,319,158
ServiceNow, Inc.(a)	32,770	30,157,576
Total		251,813,728

CTIVP® – Westfield Select Large Cap Growth Fund  | 2025

Portfolio of Investments  (continued)
CTIVP® – Westfield Select Large Cap Growth Fund, September 30, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Technology Hardware, Storage & Peripherals 6.9%
Apple, Inc.	480,520	122,354,808
Total Information Technology		782,974,146
Materials 1.2%
Containers & Packaging 1.2%
International Paper Co.	458,930	21,294,352
Total Materials		21,294,352
Total Common Stocks (Cost $1,296,890,683)		1,741,185,742

Money Market Funds 1.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.265%(b),(c)	26,190,896	26,183,039
Total Money Market Funds (Cost $26,179,142)		26,183,039
Total Investments in Securities (Cost: $1,323,069,825)		1,767,368,781
Other Assets & Liabilities, Net		1,084,575
Net Assets		1,768,453,356
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at September 30, 2025.
(c)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.265%
	33,232,265	541,583,342	(548,636,465)	3,897	26,183,039	(2,300)	1,046,073	26,190,896
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements included within the most recent financial statements and additional information.
CTIVP® – Westfield Select Large Cap Growth Fund  | 2025

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT7035_12_D01_(11/25)